Annual Operating Expenses {- Financial Services Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-22 - Financial Services Portfolio - VIP Financial Services Portfolio-Initial VIP	Apr. 30, 2022
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.65%